Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2015
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(In thousands)		(in thousands)
Ireland	$113,060	$99,585	$332,563	$273,670
Rest of Europe	79,077	91,350	241,705	275,881
U.S.	161,144	152,140	475,508	441,189
Rest of World	41,460	44,514	121,853	122,503
Total	$394,741	$387,589	$1,171,629	$1,113,243
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Ireland	$56,612	$44,022	$153,620	$98,892
Rest of Europe	3,871	1,121	14,178	15,492
U.S.	8,129	10,871	30,576	27,211
Rest of World	2,773	3,409	7,817	9,114
Total	$71,385	$59,423	$206,191	$150,709

Distribution of Property, Plant and Equipment, Net, by Geographical Area
c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$100,076	$95,574
Rest of Europe	8,309	10,419
U.S.	33,639	33,978
Rest of World	6,811	8,214
Total	$148,835	$148,185

Distribution of Depreciation and Amortization by Geographical Area
d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Ireland	$5,144	$5,171	$14,972	$15,577
Rest of Europe	2,003	1,162	6,217	3,861
U.S.	6,277	6,533	18,412	16,146
Rest of World	942	871	2,934	2,623
Total	$14,366	$13,737	$42,535	$38,207

Distribution of Total Assets by Geographical Area
e) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$618,393	$495,747
Rest of Europe	391,883	324,086
U.S.	746,332	648,559
Rest of World	56,184	60,458
Total	$1,812,792	$1,528,850